Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Property and equipment, gross	$ 5,523,953	$ 6,348,680
Less: accumulated depreciation	(4,988,918)	(5,457,161)
Property and equipment, net	535,035	891,519
Computer and Office Equipment [Member]
Property and equipment
Property and equipment, gross	106,518	112,946
Revenue Equipment [Member]
Property and equipment
Property and equipment, gross	$ 5,417,435	$ 6,235,734